Supplemental Cash Flow Information - Summary of Cash and Restricted Cash Reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Restricted Cash Reconciliation [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 113,377	$ 36,125	$ 27,397
Restricted Cash, Current	1,640	1,287	1,363
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 115,017	$ 37,412	$ 28,760